Note 9 - Long-term Incentive Plan (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 9 - Long-term Incentive Plan (Details) [Line Items]
Minimum Percentage Of Grant Date Fair Market Value For Exercise Price	100.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number (in Shares)	760,000	760,000	760,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years
Common Class A [Member] | Avalon Holdings Corporation 2009 Long-term Incentive Plan [Member]
Note 9 - Long-term Incentive Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)	1,300,000
For Employees Who Are Ten Percent Shareholders [Member]
Note 9 - Long-term Incentive Plan (Details) [Line Items]
Minimum Percentage Of Fair Market Value For Incentive Stock Option Price	110.00%
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	5 years
For Other Employees [Member]
Note 9 - Long-term Incentive Plan (Details) [Line Items]
Minimum Percentage Of Fair Market Value For Incentive Stock Option Price	100.00%
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
Share-based Compensation Award, Tranche One [Member] | Avalon Holdings Corporation 2009 Long-term Incentive Plan [Member]
Note 9 - Long-term Incentive Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period	2 years 197 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	6 years 98 days
Share-based Compensation Award, Tranche Two [Member] | Avalon Holdings Corporation 2009 Long-term Incentive Plan [Member]
Note 9 - Long-term Incentive Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period	3 years 197 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	6 years 281 days
Share-based Compensation Award, Tranche Three [Member] | Avalon Holdings Corporation 2009 Long-term Incentive Plan [Member]
Note 9 - Long-term Incentive Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period	4 years 197 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	7 years 98 days
Share-based Compensation Award, Tranche Four [Member] | Avalon Holdings Corporation 2009 Long-term Incentive Plan [Member]
Note 9 - Long-term Incentive Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period	5 years 197 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	7 years 281 days
Share-based Compensation Award, Tranche Five [Member] | Avalon Holdings Corporation 2009 Long-term Incentive Plan [Member]
Note 9 - Long-term Incentive Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period	6 years 197 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	8 years 98 days
Minimum [Member] | Avalon Holdings Corporation 2009 Long-term Incentive Plan [Member]
Note 9 - Long-term Incentive Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	60.90%
Maximum [Member] | Avalon Holdings Corporation 2009 Long-term Incentive Plan [Member]
Note 9 - Long-term Incentive Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	61.70%
Weighted Average [Member] | Avalon Holdings Corporation 2009 Long-term Incentive Plan [Member]
Note 9 - Long-term Incentive Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	61.20%
Avalon Holdings Corporation 2009 Long-term Incentive Plan [Member]
Note 9 - Long-term Incentive Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)	1,300,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number (in Shares)	760,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years
Number of Years after Options Vested, Predetermined Vesting Stock Price	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period (in Shares)	0
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum	2.06%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum	2.28%
Allocated Share-based Compensation Expense (in Dollars)	0.1	$ 0.1
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized (in Dollars)	0.1
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	1 year 94 days